Stock based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Free Share Award [Member] USD ($)	Dec. 31, 2013 Free Share Award [Member] EUR (€)	Dec. 31, 2012 Free Share Award [Member] USD ($)	Dec. 31, 2012 Free Share Award [Member] EUR (€)	Dec. 31, 2011 Free Share Award [Member] USD ($)	Dec. 31, 2011 Free Share Award [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 4,090,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 17 days	2 years 1 month 17 days
Fair Value Of Warrants Vested			348,000	271,000	358,000	257,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			973,000	735,000	149,000	111,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,327,000	999,000	1,088,000	846,000	659,000	473,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	3,531,000	2,729,000					1,954,000	1,446,000	1,336,000	1,009,000	2,296,000	1,774,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,385,000	1,070,000
Warrants Exercised	50,000	50,000
Warrants Outstanding Intrinsic Value	$ 1,867,000	€ 1,342,000